Disclosure of financial instruments and management of financial risks - Foreign currency risk (Details) - Foreign currency risk € in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 GBP (£)
EUR | Cash and cash equivalents
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	€ 57,061				€ 106,566
EUR | Cash And Cash Equivalents, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	221
EUR | Trade and other receivables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	1,550
EUR | Total monetary assets in foreign currency
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	58,832				106,566
EUR | Trade and other payables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	13,991				26,232
EUR | Trade and other payables, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	54				87
EUR | Trade and other payables, Two
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	2				13
EUR | Total monetary liabilities in foreign currency
Disclosure of financial instruments and risk management
Exposure in (foreign) currency	€ 14,047				€ 26,332
USD | Cash and cash equivalents
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $		$ 63,052				$ 113,664
USD | Trade and other receivables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $		1,713
USD | Total monetary assets in foreign currency
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $						113,664
USD | Trade and other payables
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | $		$ 15,460				$ 27,979
CHF | Cash And Cash Equivalents, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr			SFr 205
CHF | Trade and other payables, Two
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | SFr			SFr 2				SFr 13
GBP | Trade and other payables, One
Disclosure of financial instruments and risk management
Exposure in (foreign) currency | £				£ 47				£ 77